Related-Party and Party-In-Interest Transactions (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,154,026
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 1,154,026